EXPLANATORY NOTE

The sole purpose of this filing is to file revised risk/return summary information for the Schroder Long Duration Investment-Grade Bond Fund, Schroder Short Duration Bond Fund, Schroder Total Return Fixed Income Fund and Schroder Core Bond Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 26, 2019 (SEC Accession No. 0001398344-19-021097), in interactive data format.